Additional Information of Expenses by Nature - Summary of Additional Information of Expenses by Nature (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Expense by nature [line items]
Depreciation of property, plant and equipment	$ 288,124.9	$ 9,412.8	$ 255,796.0	$ 220,085.0
Amortization of intangible assets	4,421.4	144.5	4,346.7	3,743.4
Research and development costs expensed as incurred	85,895.6	$ 2,806.1	80,732.5	71,207.7
Defined contribution plans	2,568.9		2,369.9	2,164.9
Defined benefit plans	281.8		271.5	272.2
Post-employment benefits	2,850.7		2,641.4	2,437.1
Other employee benefits	105,364.2		101,488.7	97,248.0
Employee benefits expenses	108,214.9		104,130.1	99,685.1
Cost of revenue [member]
Expense by nature [line items]
Depreciation of property, plant and equipment	264,804.7		235,985.2	203,476.8
Amortization of intangible assets	2,073.5		2,135.5	2,028.5
Employee benefits expenses	63,597.7		61,026.1	58,493.5
Operating expenses [member]
Expense by nature [line items]
Depreciation of property, plant and equipment	23,292.3		19,746.3	16,583.1
Amortization of intangible assets	2,347.9		2,211.2	1,714.9
Employee benefits expenses	44,617.2		43,104.0	41,191.6
Other operating income and expenses [member]
Expense by nature [line items]
Depreciation of property, plant and equipment	$ 27.9		$ 64.5	$ 25.1